This Amendment to the Registration Statement has been signed by the Boards of Trustees of the Registrant and the Portfolios
                                                               File No. 33-44579
                                                                        811-6498
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                              --------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.                        [ ]
                       Post-Effective Amendment No. 31                       [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                 Amendment No. 34                            [X]

                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

          300 North Lake Avenue
              Pasadena, CA                                         91101-4106
(Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                                  THAD M. BROWN
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)


         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on March 5, 1999 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(i)
         [ ] on (date) pursuant to paragraph (a)(i)
         [ ] 75 days after filing pursuant to paragraph (a)(ii)
         [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          PROVIDENT INVESTMENT COUNSEL
                             SMALL CAP GROWTH FUND I

                                 --------------


                                   Prospectus
                                  March 5, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

                                    CONTENTS


Key Facts
The Fund at a Glance
The Principal Risks of Investing in the Fund
Who May Want to Invest
Performance
Fees and Expenses
Structure of the Fund and the Portfolio
Information About the Fund's Investments,
 Strategies and Risks
Management
Your Account
Calculation of Net Asset Value
How to Buy Shares
How to Sell Shares
Shareholder Account Policies
Dividends, Capital Gains and Taxes
Understanding Distributions
Transaction Details
Year 2000 Risk
Financial Highlights

KEY FACTS

THE FUND AT A GLANCE

MANAGEMENT: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Fund's Advisor. At December 31, 1998, total assets under PIC's management were over $20 billion.


STRUCTURE: Unlike most mutual funds, the Fund's investment in portfolio securities is indirect. The Fund first invests all of its assets in the PIC Small Cap Portfolio. The PIC Small Cap Portfolio, in turn, acquires and manages individual securities. The Fund has the same investment objective as the PIC Small Cap Portfolio. Investors should carefully consider this investment approach.

GOAL: Long term growth of capital.

STRATEGY: Invests, through the PIC Small Cap Portfolio, mainly in equity securities of small- capitalization companies. In selecting investments, PIC does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

Market Risk: The value of the Fund's investments will vary from day to day. Value generally reflects market conditions, interest rates and other company, political and economic news. In the short term, stock prices can rise and fall dramatically in response to these factors. And stock prices may decline for extended periods. When you sell your shares, you may lose money.

Small Company Risk: The securities of small, less well-known companies may be more volatile than those of larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity.

Foreign Securities Risk: The Fund may make limited investments in foreign companies which involves greater risk than investments in domestic companies. These include risks relating to political and economic factors and currency fluctuations.

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal.

WHO MAY WANT TO INVEST

The Fund may be appropriate for institutional investors who are willing to accept higher short-term risk in pursuit of potentially above-average long-term returns. The Fund is designed for those investors who want to focus on small-capitalization companies. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE


The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total returns have varied from year to year. The table shows the Fund's average returns over time compared with a broad-based market index. This past performance will not necessarily continue in the future.

[The following is the bar chart]

SMALL CAP GROWTH FUND I

Calendar Year Total Returns

1994 - (2.51)%
1995 - 58.73%
1996 - 18.20%
1997 - (0.75)%
1998 - 5.82%

[End of bar chart]

During the period shown in the bar chart, the Fund's highest quarterly return was 25.04% for the quarter ended December 31, 1998 and the lowest quarterly return was -24.62% for the quarter ended
September 30, 1998.

Average Annual Total Returns
as of December 31, 1998
                                                               Since Inception
                                      1 Year    5 Years     (September 30, 1993)
                                      ------    -------     --------------------

Small Cap Growth Fund I                5.82%     13.95%            13.09%
Russell 2000 Growth Index*             1.23      10.22             10.25

----------
*The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a recognized index of small-capitalization companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge on purchases
  (as a percentage of offering price)                      None
Maximum deferred sales charge
  (As a percentage of purchase or sale price
    whichever is less)                                     None
Redemption fee                                             None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund and/or Portfolio assets)

Management fee (paid by
 the Portfolio)                             0.80%
Other expenses (paid by both)               0.47%
 Administration Fees                        0.20%
 Other                                      0.27%

Total Annual Fund
 Operating Expenses                         1.27%
                                            ----

Expense reimbursements**                    0.27%

Net Expenses                                1.00%
                                            ----

*The table above and the Example below reflect the expenses of the Fund and the Portfolio. ** Pursuant to a contract with Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for a ten-year period ending March 1, 2009. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC.

EXAMPLE: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example is only an illustration and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown:

After 1 year         $  102
After 3 years        $  318
After 5 years        $  522
After 10 years       $1,225

STRUCTURE OF THE FUND AND THE PORTFOLIO

The Fund seeks its goal by investing all of its assets in the PIC Small Cap Portfolio. The PIC Small Cap Portfolio then invests directly in securities. The PIC Small Cap Portfolio is a mutual fund with the same investment goal as the Fund.


The Portfolio may sell its shares to other funds and institutions as well as to the Fund. All who invest in the Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.


INFORMATION ABOUT THE FUND'S INVESTMENTS, STRATEGIES AND RISKS

As described earlier, the Fund invests all of its assets in the Portfolio. This section gives more information about how the Portfolio invests.

An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and, finally, companies that may currently be under-researched by Wall Street analysts.

The Fund seeks long term  growth of  capital by  investing  in the PIC Small Cap
Portfolio, which in turn invests primarily in equity securities of small companies. PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. A company is considered small based on its market capitalization. A company's market capitalization is the total market value of its outstanding common stock. Small companies are those whose market capitalization or annual revenues at the time of purchase are $250 million or less. The Small Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations.


Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. Over time, however, small capitalization stocks have shown greater growth potential than those of large capitalization stocks.

The value of the Portfolio's investments will vary from day to day in response to many factors. Value generally reflects market conditions, interest rates, and other company, political and economic news. In the short term, stock prices can rise and fall dramatically in response to these factors. And stock prices may decline for extended periods.

The Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Portfolio's assets according to its investment strategy. However, the Portfolio may depart from its principal investment strategies by making short-term investments in cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

It is not anticipated that the annual portfolio turnover rate of the Portfolio will exceed 100%. However, PIC will not consider the rate of portfolio turnover to be a limiting factor in determining whether to purchase or sell securities in order to achieve the Fund's investment objective. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance.


MANAGEMENT


PIC is the advisor to the PIC Small Cap Portfolio, in which the Fund invests. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold.


The Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of net assets, the Portfolio paid 0.80%.

YOUR ACCOUNT

CALCULATION OF NET ASSET VALUE


Once each business day, the Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

HOW TO BUY SHARES

The price you will pay to buy Fund shares is the Fund's net asset value (NAV). Shares are purchased at the next share price calculated after your investment is received and accepted.

You may buy shares of the Fund only through certain eligible institutions, such as include financial institutions and broker-dealers who have entered in an agreement with the Fund to sell its shares. Such eligible institution may charge you a fee for this service. Before investing, read its program materials for any additional service features or fees that may apply.

The minimum initial investment in the Fund is $1 million. This minimum may be waived for certain investors. This includes investors who make investments for a group of clients, such as financial or investment advisors or trust companies. There is no minimum subsequent investment.

If you are making an initial investment in the Fund, the Eligible Institution should call the Fund's Transfer Agent at 800-618-7643 to obtain an account number. The Eligible Institution may then purchase shares of the Fund by wiring the amount to be invested to the following address:

PNPC Bank
Philadelphia, PA
ABA #031-0000-53
DDA #86-0172-6604
For credit to Provident Investment Counsel
Small Cap Growth Fund
[Shareholder name and account number]

At the same time, you should mail an application form to the Fund's Transfer Agent, Provident Financial Processing Corp., at the following address:

Provident Investment Counsel
 Small Cap Growth Fund
P.O. Box 8943
Wilmington, DE 19899

Subsequent investments may be made by wiring funds to the custodian bank at the above address.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted.

When you open your Fund account, the person or persons who are authorized to give instructions to the Fund on your behalf will be identified.

Written instructions signed by an authorized person may be mailed to the Transfer Agent at P.O. Box 8943, Wilmington, DE 19899. The instructions may be delivered to the Transfer Agent at 400 Bellevue Parkway, Wilmington, DE 19809. The authorized person may sent the written instructions by facsimile to 302-427-4511.

The redemption request should give the Fund's name, your account number and specify the number of shares to be redeemed.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

You should make sure that the Transfer Agent and Administrator have a current list of persons authorized to give instructions to the Fund on your behalf.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund distributes substantially all of its net income and capital gains, if any, to shareholders each year in December. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

TRANSACTION DETAILS

The Fund is open for business each day the New York Stock Exchange (NYSE) is open.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

The Fund reserves the right to suspend the offering of its shares for a period of time. The Fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

YEAR 2000 RISK.


Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." This situation may negatively affect the companies in which the Portfolio invests and by extension the value of the Fund's shares. The Fund's Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

FINANCIAL HIGHLIGHTS

This table shows the Fund's financial performance for the past five years. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available on request.

Provident Investment Counsel
Small Cap Growth Fund I

                                          Fiscal year ended October 31,
                                 ---------------------------------------------
                                  1998       1997      1996     1995     1994
                                  ----       ----      ----     ----     ----
Net asset value, beginning
  of period                      $ 24.08    $ 23.19    18.69    12.90    13.05
                                 -------     ------    -----    -----    -----
Income from investment
  operations:
Net investment income              (0.03)     (0.40)   (0.10)   (0.07)     .06
Net realized and unrealized
  gain (loss) on investments       (3.99)      1.58     4.60     5.86     (.09)
                                 -------     ------    -----    -----    -----
Total from investment
  operations                       (4.02)      1.18     4.50     5.79    (.015)
                                 -------     ------    -----    -----    -----
Less distributions:
From net realized gains            (1.93)     (0.29)   (0.00)   (0.00)   (0.00)
                                 -------     ------    -----    -----    -----
Total distributions                (1.93)     (0.29)   (0.00)   (0.00)   (0.00)
                                 -------     ------    -----    -----    -----
Net asset value, end of
  period                         $ 18.13    $ 24.08    23.19    18.69    12.90
                                 -------     ------    -----    -----    -----

Total return                      (17.85%)     5.15%   24.08%   44.88%   (1.15%)
                                 =======     ======    =====    =====    =====
Ratios/supplemental data:
Net assets, end of period
  (millions)                     $ 141.2     $105.5    196.1    130.3     84.3
                                 -------     ------    -----    -----    -----
Ratios to average net
  assets:**
Expenses                            1.00%      1.00%    1.00%    1.00%    1.00%
Net investment income              (0.67%)    (0.48%)  (0.60%)  (0.51%)  (0.49%)

Portfolio turnover rate ++         81.75%    151.52%   53.11%   45.45%   63.89%

----------
** Includes the Fund's share of expenses allocated from PIC Growth Portfolio.
++ Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.

                          PROVIDENT INVESTMENT COUNSEL
                             SMALL CAP GROWTH FUND I

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's shareholder reports and its SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          Provident Investment Counsel
                                  P.O. Box 8943
                              Wilmington, DE 19899
                            Telephone: 1-800-618-7643

You can review and copy information including the Fund's shareholder reports and its SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 6009 or by calling 1-800-SEC-0330.

Free of charge from the Commission's Internet website at http://www.sec.gov


                                                       (Investment Company Act
                                                         File No. 811-6498)

                              PIC INVESTMENT TRUST

                       Statement of Additional Information
                               Dated March 5, 1999

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Small Cap Growth Fund I, a series of PIC Investment Trust (the "Trust"). There are eleven other series of the Trust: Provident Investment Counsel Growth Fund I, Provident Investment Counsel Mid Cap Fund I, Provident Investment Counsel Small Company Growth Fund I, Provident Investment Counsel Pinnacle Balanced Fund A, Provident Investment Counsel Pinnacle Growth Fund A, Provident Investment Counsel Pinnacle Mid Cap Fund A, Provident Investment Counsel Pinnacle Small Company Growth Fund A, Provident Investment Counsel Pinnacle Balanced Fund B, Provident Investment Counsel Pinnacle Growth Fund B, Provident Investment Counsel Pinnacle Mid Cap Fund B and Provident Investment Counsel Pinnacle Small Company Growth Fund B. The Provident Investment Counsel Small Cap Growth Fund I (the "Fund") invests in the PIC Small Cap Portfolio (the "Portfolio"). Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolio. A copy of the Fund's prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

Investment Objective and Policies                                      B-2
Management                                                             B-9
Custodian and Auditors                                                 B-14
Portfolio Transactions and Brokerage                                   B-14
Portfolio Turnover                                                     B-15
Additional Purchase and Redemption Information                         B-16
Net Asset Value                                                        B-16
Taxation                                                               B-16
Dividends and Distributions                                            B-17
Performance Information                                                B-18
General Information                                                    B-19
Financial Statements                                                   B-20
Appendix                                                               B-21

                        INVESTMENT OBJECTIVE AND POLICIES

Introduction

         The investment objective of the Fund is to provide capital appreciation. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. Since the Fund will not invest in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and the Portfolio's investment objective cannot be changed without shareholder approval.

         In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in the Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in the Portfolio is available by calling
(800) 618-7643.

         The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

         Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

         The discussion below supplements information contained in the prospectus as to policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio.

Investment Restrictions

         The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

         As a matter of fundamental policy, the Portfolio is diversified; i.e., as to 75% of the value of its total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Fund invests all of its assets in shares of the Portfolio. The Fund's and the Portfolio's investment objective is fundamental.

In addition, the Fund or Portfolio may not:

         1. Issue senior securities, borrow money or pledge its assets, except that the Fund or the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

         2. Make short sales of securities or maintain a short position;

         3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         4. Write put or call options, except that the Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

         5. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

         7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

         9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

         10. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and except for repurchase agreements); or

         11.  Make  investments  for  the  purpose  of  exercising   control  or
management.

         The Portfolio observes the following restrictions as a matter of operating but not fundamental policy.

         The Portfolio may not:

         1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

         2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Securities and Investment Practices

         The discussion below supplements information contained in the prospectus as to investment policies of the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

Equity Securities

         Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Short-Term Investments

         Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreements

         Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

         Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Options Activities

         The Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         The Portfolio may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

         The Portfolio also may write and purchase put options ("puts"). When the Portfolio writes a put, it gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

         The Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Futures Contracts

         The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

         Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

         A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

         There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

         In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

         Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

         The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

         Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Forward Foreign Currency Exchange Contracts

         The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the
Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

         At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

         The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

         When the Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which has comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

         The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:


Jettie M. Edwards (age 52),                  Consulting   principal   of   Syrus
Trustee                                      Associates (consulting firm)
76 Seaview Drive
Santa Barbara, CA 93108

Jeffrey D. Lovell (age 46),                  Managing  Director,  President  and
Trustee                                      co-founder  of  Putnam,   Lovell  &
11150 Santa Monica Blvd., Ste 1650           Thornton, Inc. (investment bankers)
                                             Los Angeles, CA 90025

Jeffrey J. Miller (age 48),                  Managing  Director and Secretary of
President and Trustee*                       the Advisor;  President and Trustee
300 North Lake Avenue                        of each of the Portfolios
Pasadena, CA 91101

Wayne H. Smith (age 57),                     Vice  President  and  Treasurer  of
Trustee                                      Avery     Dennison      Corporation
150 N. Orange Grove Blvd.                    (pressure  sensitive  material  and
Pasadena, CA 91103                           office products manufacturer)

Thad M. Brown (age 48),                      Senior  Vice  President  and  Chief
Vice President, Secretary                    Financial Officer of the Advisor
and Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101


         The Trustees and officers of the Portfolio, their business address and their occupations during the past five years are:


Richard N. Frank (age 75),                   Chief  Executive  Officer,  Lawry's
Trustee                                      Restaurants,     Inc.;     formerly
234 E. Colorado Blvd.                        Chairman of Lawry's Foods, Inc.
Pasadena, CA 91101

James Clayburn LaForce (age70),              Dean  Emeritus,  John  E.  Anderson
Trustee                                      Graduate   School  of   Management,
P.O. Box 1585                                University   of   California,   Los
Pauma Valley, CA 92061                       Angeles.  Director of The BlackRock
                                             Funds.  Trustee  of  Payden & Rygel
                                             Investment  Trust.  Director of the
                                             Timken Co., Rockwell International,
                                             Eli Lilly, Jacobs Engineering Group
                                             and Imperial Credit Industries.

Jeffrey J. Miller (age 48),                  Managing  Director and Secretary of
President and Trustee*                       the Advisor
300 North Lake Avenue
Pasadena, CA 91101

Angelo R. Mozilo (age 59),                   Vice  Chairman and  Executive  Vice
Trustee                                      President  of  Countrywide   Credit
155 N. Lake Avenue                           Industries (mortgage banking)
Pasadena, CA 91101

Thad M. Brown (age 48),                      Senior  Vice  President  and  Chief
Vice President, Secretary                    Financial Officer of the Advisor
and Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolio under the 1940 Act.

         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                         Deferred           Total
                                                        Deferred      Compensation     Compensation
                        Aggregate     Aggregate       Compensation   Accrued as Part   From Trust and
                      Compensation   Compensation    Accrued as Part  of Portfolios  Portfolios paid to
Name of Trustee        from Trust  from Portfolios  of Trust Expenses   Expenses          Trustee
---------------        ----------  ---------------      --------         --------          -------
Jettie M. Edwards        $13,000        $     0          $    0           $    0           $13,000
Bernard J. Johnson       $     0        $     0          $    0           $    0           $     0
Jeffrey D. Lovell        $     0        $     0          $3,232           $    0           $ 3,232
Wayne H. Smith           $     0        $     0          $3,232           $    0           $ 3,232
Richard N. Frank         $     0        $     0          $    0           $3,191           $ 3,191
James Clayburn LaForce   $     0        $12,000          $    0           $    0           $12,000
Angelo R. Mozilo         $     0        $     0          $    0           $3,190           $ 3,190

         The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Fund as of February 9, 1999:

Marine Midland Bank, Trustee - 12.02%
Buffalo, NY 14240

The Northern Trust Company, Trustee - 12.30%
Chicago, IL 60675

State Street Bank and Trust Company, Trustee - 24.72%
Boston, MA 02105
Summit Bank, Trustee - 15.79%
Hackensack, NJ 07602

US Bank National Assoc, Cust. - 9.72%
St. Paul, MN 55164

State Street Bank and Trust Company, Trustee - 8.13%
Westwood, MA 01090

         As of February 9, 1999, shares of the Fund owned by the Trustees and officers as a group were less than 1%.


The Advisor

         The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

         The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Board of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

         The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into a new Advisory Agreement having the same terms as the previous Advisory Agreement with the Portfolio. The term "Advisor" also refers to the Advisor's predecessor.

         For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.80% of its average net assets. During the fiscal years ended October 31, 1998, 1997, and 1996, the Advisor earned fees pursuant to the Advisory Agreement in the amounts of $1,418,731, $1,525,768 and $1,395,748, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Portfolio to 1.00% of its average net assets. As a result, the Advisor paid expenses of the Portfolio that exceeded these expense limits in the amounts of $24,020, $24,879 and $26,098 during the fiscal years ended October 31, 1998, 1997 and 1996, respectively.


         Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).


         The Advisor also provides certain administrative services to the Trust pursuant to an Administration Agreement, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of the Fund. During the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor earned fees pursuant to the Administration Agreement from the Fund in the amounts of $278,287 , $334,603 and $345,808, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Fund to 1.00% of its average daily net assets. As a result, for the fiscal years ended October 31, 1998, 1997 and 1996, the Advisor waived all of its fee and reimbursed certain expenses of the Fund in the amounts of $75,766, $94,203, $79,635, respectively.

The Administrator

         The Fund and the Portfolio each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs.


         During each of the three years ended October 31, 1998, 1997 and 1996, the Fund paid the Administrator fees in the amount of 10,000.

         During the fiscal years ended October 31, 1998, 1997 and 1996, the Portfolio paid the Administrator fees in the amounts of $177,341, $190,721 and $174,469, respectively.


The Distributor

         First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

                             CUSTODIAN AND AUDITORS

         The Trust's  custodian,  Provident  National  Bank,  200 Stevens Drive,
Lester,  PA 19113 is  responsible  for  holding  the  Fund's  assets.  Provident
Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as the Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.


         The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement; (ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1997 and 1996, the amount of brokerage commissions paid by the Portfolio was $218,087 and $115,709, respectively. During the fiscal year ended October 31, 1998, the Portfolio paid $208,083 in brokerage commissions. Of that amount, $9,449 was paid in brokerage commissions to brokers who furnished research services.


         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of its investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

         The debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER


         Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1998 and 1997 was 81.75% and 151.52%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

         The net asset value of the Portfolio's shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day.

         The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

         Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

         The Fund will be taxed as a separate entity under the Internal Revenue Code (the "Code"), and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         Under the Taypayer Relief Act of 1997, different maximum tax rates apply to an individual's net capital gain depending on the individual's holding period and marginal rate of federal income tax - generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Pursuant to an Internal Revenue Service notice, the Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       --
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Trust is a diversified trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to the Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.


         The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

         The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

         The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Fund for the fiscal year ended October 31, 1998 is a separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

         AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.


                  (1)      Declaration of Trust(1)
                  (2)      By-Laws(1)
                  (3)      Not applicable
                  (4)      Management Agreement(3)
                  (5)      Distribution Agreement(1)
                  (6)      Not applicable
                  (7)      Custodian Agreement(4)
                  (8)      (i)  Administration Agreement with Investment
                                Company Administration Corporation(1)
                           (ii) Administration Agreement with Provident
                                Investment Counsel(1)
                  (9)      Opinion  and  consent  of  counsel(1)
                  (10)     Consent of Independent Accountants
                  (11)     Not applicable
                  (12)     Investment letter(1)
                  (13)     Distribution Plan pursuant to Rule 12b-1(2)
                  (14) Financial Data Schedule (filed as Exhibit 27 for electronic filing purposes)
                  (15)     Not applicable


         (1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.

         (2) Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 27, 1997 and incorporated herein by reference.

         (3) Previously filed with Post-effective Amendment No. 18 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on December 12, 1997 and incorporated herein by reference.

         (4) Previously filed with Post-effective Amendment No. 21 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 29, 1998 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


         As of February 24, 1999, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.


ITEM 25. INDEMNIFICATION.

         Article VI of Registrant's By-Laws states as follows:

         SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

          (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

          (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

          (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

          (a) In respect of any claim, issue, or matter as to which that person shall have bee liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

          (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this
               Article is obtained.

         SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

         SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

          (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

          (b)  A written opinion by an independent legal counsel.

         SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

          (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

          (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Not applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Advisors Series Trust
                  Guinness Flight Investment Funds, Inc.
                  Fremont Mutual Funds, Inc.
                  Fleming Capital Mutual Fund Group, Inc.
                  The Purissima Fund
                  Professionally Managed Portfolios
                  Jurika & Voyles Fund Group
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust
                  O'Shaughnessy Funds, Inc.
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group, Inc.
                  UBS Private Investor Funds

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

Name and Principal           Position and Offices with     Position and Offices
Business Address             Principal Underwriter         with Registrant
------------------           -------------------------     --------------------
Robert H. Wadsworth          President and Treasurer       Assistant Secretary
4455 E. Camelback Road
Suite 261
Phoenix, AZ 85018

Eric M. Banhazl              Vice President                Assistant Secretary
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli           Vice President and            Assistant Secretary
915 Broadway                 Secretary
New York, NY 10010

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of February, 1999.

                                        PIC INVESTMENT TRUST

                                        By Jeffrey J. Miller*
                                           ------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 23, 1999.


Jeffrey J. Miller*                      President and
----------------------------            Trustee
Jeffrey J. Miller


Jettie M. Edwards*                      Trustee
----------------------------
Jettie M. Edwards


Bernard J. Johnson*                     Trustee
----------------------------
Bernard J. Johnson


Jeffrey D. Lovell*                      Trustee
----------------------------
Jeffrey D. Lovell


Wayne H. Smith*                         Trustee
----------------------------
Wayne H. Smith


Thad M. Brown*                          Treasurer and Principal
----------------------------            Financial and Accounting
Thad M. Brown                           Officer


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

         PIC Mid Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of February, 1999.

                                        PIC MID CAP PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------
                                           Jeffrey J. Miller
                                           President

         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 23, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Mid Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Mid Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Mid Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Mid Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Mid Cap
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of February, 1999.


                                        PIC BALANCED PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 23, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Balanced Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Balanced Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Balanced Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of Pic Balanced Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Balanced
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Small Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of February, 1999.


                                        PIC SMALL CAP PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------
                                           Jeffrey J. Miller
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 23, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Small Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Small Cap Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Small Cap Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Small Cap Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Small Cap
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES

     PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 23rd day of February, 1999.

                                        PIC GROWTH PORTFOLIO

                                        By Jeffrey J. Miller*
                                           ------------------
                                           Jeffrey J. Miller
                                           President

         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on February 23, 1999.


Jeffrey J. Miller*                      President and Trustee
----------------------------            Of PIC Growth Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Growth Portfolio
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee of PIC Growth Portfolio
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee of PIC Growth Portfolio
----------------------------
Angelo R. Mozilo


Thad M. Brown*                          Treasurer and Principal Financial and
----------------------------            Accounting Officer of PIC Growth
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                    EXHIBITS

Number                     Description
------                     -----------
99.B10                     Accountants Consent
27.4                       FDS-Small Cap Growth Fund